Deferred revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Revenues [Line Items]
Deferred revenue	$ 8,680	$ 7,611	$ 8,174
Discontinued operations
Deferred Revenues [Line Items]
Deferred revenue		4,779	8,801
Continuing and discontinued operations
Deferred Revenues [Line Items]
Deferred revenue		$ 12,390	$ 16,975